SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total	$ 377,876,123	$ 335,060,851	$ 325,984,469
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total	101,605,918	95,848,418	80,073,034
Europe [Member]
Segment Reporting Information [Line Items]
Total	225,547,377	196,591,871	194,139,405
North America [Member]
Segment Reporting Information [Line Items]
Total	50,722,828	42,620,562	51,772,030
Retail Sales [Member]
Segment Reporting Information [Line Items]
Total	9,115,672	4,563,729	5,072,320
Retail Sales [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total	9,115,672	4,563,729	5,072,320
Retail Sales [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Total
Retail Sales [Member] | North America [Member]
Segment Reporting Information [Line Items]
Total
Export Sales [Member]
Segment Reporting Information [Line Items]
Total	349,599,092	312,043,186	311,098,665
Export Sales [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total	73,328,887	72,830,753	65,187,230
Export Sales [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Total	225,547,377	196,591,871	194,139,405
Export Sales [Member] | North America [Member]
Segment Reporting Information [Line Items]
Total	50,722,828	42,620,562	51,772,030
Leather Trading [Member]
Segment Reporting Information [Line Items]
Total	19,161,359	18,453,936	9,813,484
Leather Trading [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total	19,161,359	18,453,936	9,813,484
Leather Trading [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Total
Leather Trading [Member] | North America [Member]
Segment Reporting Information [Line Items]
Total